Other Receivables	12 Months Ended
Aug. 31, 2020
Notes To Financial Statements [Abstract]
Other Receivables

12. Other receivables

The Company’s other receivables arise from two main sources: receivables due from related parties and harmonized services tax (“HST”) and value added tax (“VAT”) receivable from government taxation authorities. These are broken down as follows:

	August 31, 2020	August 31, 2019

Receivable from related parties	$ 62,606	$ 78,439
HST and VAT receivable	651,639	526,983
Other	-	20,097
Other Receivables	$ 714,245	$ 625,519

Below is an aged analysis of the Company’s other receivables:

	August 31, 2020	August 31, 2019

Less than 1 month	$ 127,460	$ 88,143
1 to 3 months	100,623	111,239
Over 3 months	486,162	426,137
Total Other Receivables	$ 714,245	$ 625,519

At August 31, 2020, the Company anticipates full recovery of these amounts and therefore no impairment has been recorded against these receivables. The credit risk on the receivables has been further discussed in Note 11.

The Company holds no collateral for any receivable amounts outstanding as at August 31, 2020.